Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000239677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000239677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000239677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000239677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000239677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000239677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000239677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000239677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000239677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000239677 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234252 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234252 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234252 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000234252 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000234252 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234252 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000234252 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000234252 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234252 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234252 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%